Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	¥ 1,507,786	¥ 1,510,132
Additions	152,835	90,447
Acquisition of subsidiaries and businesses	1,109	14,048
Disposals	(22,961)	(12,465)
Depreciation	(157,168)	(69,636)
Impairment losses	(79,947)	(5,906)	¥ (27,816)
Exchange differences	(14,123)	(9,076)
Others	(3,552)	(9,758)
Carrying amount, ending balance	1,764,611	1,507,786	1,510,132
Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	1,888,418
Carrying amount, ending balance		1,888,418
Adjustment on adoption of IFRS 16		380,632
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	2,280,011		2,243,156
Carrying amount, ending balance	2,697,201	2,280,011
Gross carrying amount [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	2,660,643
Carrying amount, ending balance		2,660,643
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(772,225)		(733,024)
Carrying amount, ending balance	(932,590)	(772,225)
Accumulated depreciation, amortisation and impairment [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(772,225)
Carrying amount, ending balance		(772,225)
Assets for rent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	564,461	580,687
Additions	18,700	18,584
Disposals	(14,600)	(6,009)
Depreciation	(17,990)	(18,597)
Impairment losses	(69,796)
Exchange differences	(8,028)	(9,667)
Others	(6,287)	(537)
Carrying amount, ending balance	466,460	564,461	580,687
Assets for rent [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	564,461
Carrying amount, ending balance		564,461
Assets for rent [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	609,763		607,769
Carrying amount, ending balance	571,346	609,763
Assets for rent [member] | Gross carrying amount [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	609,763
Carrying amount, ending balance		609,763
Assets for rent [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(45,302)		(27,082)
Carrying amount, ending balance	(104,886)	(45,302)
Assets for rent [member] | Accumulated depreciation, amortisation and impairment [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(45,302)
Carrying amount, ending balance		(45,302)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	464,097	459,567
Additions	355	355
Acquisition of subsidiaries and businesses	1	6,998
Disposals	(3,921)	(2,167)
Impairment losses	(432)	(774)
Exchange differences	(1,093)	95
Others	3,479	23
Carrying amount, ending balance	462,486	464,097	459,567
Land [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	464,097
Carrying amount, ending balance		464,097
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	469,095		466,046
Carrying amount, ending balance	467,636	469,095
Land [member] | Gross carrying amount [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	469,095
Carrying amount, ending balance		469,095
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(4,998)		(6,479)
Carrying amount, ending balance	(5,150)	(4,998)
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(4,998)
Carrying amount, ending balance		(4,998)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	338,500	331,997
Additions	16,862	30,998
Acquisition of subsidiaries and businesses	226	1,710
Disposals	(847)	(1,458)
Depreciation	(23,114)	(22,173)
Impairment losses	(8,098)	(4,936)
Exchange differences	(514)	228
Others	11,913	2,134
Carrying amount, ending balance	334,928	338,500	331,997
Buildings [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	338,500
Carrying amount, ending balance		338,500
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	746,687		738,023
Carrying amount, ending balance	759,576	746,687
Buildings [member] | Gross carrying amount [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	746,687
Carrying amount, ending balance		746,687
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(408,187)		(406,026)
Carrying amount, ending balance	(424,648)	(408,187)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(408,187)
Carrying amount, ending balance		(408,187)
Right of use assets\ leased assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	25,549	6,149
Additions	66,621	1,307
Acquisition of subsidiaries and businesses	787
Disposals	(2,664)	(216)
Depreciation	(92,991)	(1,683)
Impairment losses	(3)
Exchange differences	(2,783)
Others	1,610	19,992
Carrying amount, ending balance	376,758	25,549	6,149
Right of use assets\ leased assets [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	406,181
Carrying amount, ending balance		406,181
Adjustment on adoption of IFRS 16		380,632
Right of use assets\ leased assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	60,158	17,373
Carrying amount, ending balance	484,431	60,158	17,373
Right of use assets\ leased assets [member] | Gross carrying amount [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	440,790
Carrying amount, ending balance		440,790
Right of use assets\ leased assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(34,609)	(11,224)
Carrying amount, ending balance	(107,673)	(34,609)	(11,224)
Right of use assets\ leased assets [member] | Accumulated depreciation, amortisation and impairment [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(34,609)
Carrying amount, ending balance		(34,609)
Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	115,179	131,732
Additions	50,297	39,203
Acquisition of subsidiaries and businesses	95	5,340
Disposals	(929)	(2,615)
Depreciation	(23,073)	(27,183)
Impairment losses	(1,618)	(196)
Exchange differences	(1,705)	268
Others	(14,267)	(31,370)
Carrying amount, ending balance	123,979	115,179	131,732
Other tangible assets [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	115,179
Carrying amount, ending balance		115,179
Other tangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	394,308		413,945
Carrying amount, ending balance	414,212	394,308
Other tangible assets [member] | Gross carrying amount [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	394,308
Carrying amount, ending balance		394,308
Other tangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(279,129)		¥ (282,213)
Carrying amount, ending balance	(290,233)	(279,129)
Other tangible assets [member] | Accumulated depreciation, amortisation and impairment [member] | Adjustment On Adoption IFRS16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	¥ (279,129)
Carrying amount, ending balance		¥ (279,129)